Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity

Note 6

Equity:

Preferred Shares and PPCs

On October 9, 2024, the Company entered into a securities purchase agreement, or the Debt Securities Purchase Agreement, (“Debt SPA”) with an accredited investor, pursuant to which in exchange for the satisfaction of the Company’s debt in the aggregate amount of $4.0 million held by the investor, the Company agreed to issue 806,452 newly designated convertible preferred shares, at a purchase price of $4.96 per share (rounded). The preferred shares contain an initial conversion price of $4.96 per share. The transactions contemplated by the Debt SPA closed on October 10, 2024. Pursuant to the Debt SPA, the Company agreed to grant the investor the right to purchase up to an additional $10.0 million worth of convertible preferred shares beginning six months after the closing and continuing for as long as the investor owns preferred shares. Any additional preferred shares issued upon the investor’s right being exercised will be identical to the initial preferred shares except the conversion price will be based on the average daily closing sale price of common shares for the five trading days prior to the investor giving notice of its intent to exercise its rights. Additionally, pursuant to the Debt SPA, the Company agreed to grant the investor the right to participate in up to fifty percent (50%) of future offerings of the Company’s securities for one year following the closing. In addition, the Company agreed not to enter into an equity line of credit or similar agreement, without the consent of the majority of the holders of the preferred shares.

In October 2024, the Company amended and restated its articles of association to designate 806,452 of preferred shares with a par value of 0.03 CHF ($.03689 USD) (the “Preferred Shares”) in connection with the execution of a securities purchase agreement. The Preferred Shares have the following rights, preferences and privileges:

●	Accrue dividends at an annual rate of eight percent (8%) of the stated value of the preferred shares from the date of issuance;

●	Stated value and initial conversion price of $4.96, subject to adjustment, for share splits, dividends and the subsequent sale or issuance of equity and equity-linked instruments with an effective price per share that is lower than the initial conversion price (“Down Round Provision”); and

●	Have no voting rights.

Upon any liquidation, dissolution or winding up of the Company, the preferred shareholders will be entitled to receive an amount equal to the stated value of any Preferred Shares held at the time of such an event prior to any holders of common shares.

On November 13, 2024, as disclosed in the Company’s Report on Form 6-K filed with the SEC on November 15, 2024, the Company filed amended and restated articles of association with the commercial registry of the Canton of Zurich, Switzerland, to reflect the following:

●	Capital increase of CHF 29,887.20 through the issuance of 37,359 registered common shares with a nominal value of CHF 0.80 each.

●	Conversion of 598,539 registered common shares into 598,539 registered preferred shares with a nominal value of CHF 0.80 each.

●	Exchange of 207,913 registered common shares and 806,452 registered preferred shares into 1,014,365 non-voting registered PPCs with a nominal value of CHF 0.03 ($.03689 USD) each.

PPCs have no voting rights and have the same rights, preferences and privileges as the Preferred Shares. Following this transaction, and in connection with the creation of the PPCs, one of the Company’s accredited investors elected to exchange 806,452 of its previously held Preferred Shares for an equivalent number of PPCs. This exchange reduced the number of outstanding Preferred Shares accordingly, while increasing the number of outstanding PPCs by the same amount. As a result, there were no Preferred Shares outstanding for U.S. GAAP purposes as of December 31, 2024.

On March 27, 2025, the Company entered into a securities purchase agreement, or the March 2025 SPA, with three accredited investors. Pursuant to the terms of the March 2025 SPA, the Company agreed to issue and sell to the investors, in a private placement offering, 1,212,122 Preferred Shares and warrants to purchase common shares with an initial conversion price of $1.65 per share and exercise price of $1.80, for aggregate gross proceeds of $2 million. The March 2025 SPA closed in two separate tranches on March 28, 2025 and June 27, 2025.

Pursuant to the terms of the March 2025 SPA, the Company issued an aggregate of 1,249,904 Preferred Shares, 568,278 PPCs, and 1,181,818 common share warrants with an exercise of $1.80 per share exercisable immediately for five years and received gross proceeds of $3,000,000 or $1.65 per unit of a Preferred Share or PPC and warrant issued (the “March 2025 Offering”).

The initial conversion and exercise prices in the Preferred Shares, PPC and common share warrants issued in March and June 2025 are subject to adjustment, for share splits, dividends and the subsequent sale or issuance of equity and equity-linked instruments with an effective price per share that is lower than the initial conversion price.

During the six months ended June 30, 2025, the Down Round Provision embedded in the October 2024 Preferred Shares and PPCs was triggered twice. Once in January 2025 with the sale of common shares at $3.10 (see below) and by the March 2025 SPA which resulted in the conversion price of the outstanding Preferred Shares or PPCs being reduced from $3.10 to $1.65. The impact of the triggering of these Down Round Provisions is disclosed in more detail below in the subheading titled Deemed Dividends.

In connection with the January 2025 trigger, the Company issued 360,000 PPCs to the preferred shareholders in the October 2024 issuance. During the six months ended June 30, 2025, 551,532 PPCs were converted into 754,384 common shares.

As of June 30, 2025 and December 31, 2024, the total issued and outstanding Preferred Shares and PPCs were 1,249,904 and 583,198 and 1,249,904 and 206,452, respectively. As of June 30, 2025, the PPCs issued and outstanding of 583,198 consist of 14,920 issued on October 9, 2024 with the Debt SPA with a stated value of $74,003 convertible into 44,850 common shares and the 568,278 issued in the March 2025 SPA issuable into 568,278 common shares.

As of June 30, 2025, there are 1,863,032 common shares issuable upon the conversion of the issued and outstanding Preferred Shares and PPCs.

Pursuant to the Company’s articles of association, PPCs accrue dividends on the stated value at a rate of 8%. As of June 30, 2025, accrued dividends totaled $126,367 which has been included in other accrued liabilities on the accompanying balance sheet.

Treasury Shares per the Swiss Corporate Law

The Company may hold common shares in treasury per Swiss Corporate Law and may consider issuing additional common shares to the Exchange Agent during a capital increase. Swiss law limits the Company’s right to purchase and hold its own shares. The Company and its subsidiaries may purchase shares only if and to the extent that (i) freely disposable equity capital is available in the required amount; and (ii) the combined par value of all such shares does not exceed 10% of the share capital. Pursuant to Swiss law, where shares are acquired in connection with a transfer restriction set out in the articles of association, the foregoing upper limit is 20%. The Company currently does not have any transfer restriction in its articles of association. If the Company owns shares that exceed the threshold of 10% of the Company’s share capital, the excess must be sold or cancelled by means of a capital reduction within a reasonable time.

Shares held by the Company or its subsidiaries are not entitled to vote at the shareholders’ meeting but are entitled to the economic benefits applicable to the shares generally, including dividends and pre-emptive rights in the case of share capital increases.

Swiss law and the Company’s articles of association do not impose any restrictions on the exercise of voting or any other shareholder rights by shareholders residing outside of Switzerland.

Furthermore, according to Swiss accounting rules, the Company needs to reflect the amount of the purchase price of the acquired treasury shares as a negative position through the creation of a special reserve on its balance sheet. The Company may face negative Swiss tax implications, if it holds more than 10% of its own shares or retains treasury shares for a period exceeding six years. This 6-year period stands still, if the own shares were purchased due to obligations triggered by convertible bonds, option bonds or by employee participation plans, as long as such obligation duly exists (in case of an employee participation plan, however, for a maximum period of 6 years, i.e., in total 12 years).

Common Shares

In January 2025, the Company sold 161,290 common shares for $3.10 per share and received $500,000 of gross proceeds. This issuance of common shares at $3.10 triggered the Down Round Provision included in the outstanding Preferred Shares that were issued in October 2024. See detailed disclosures regarding the financial statement impact of this trigger below.

On March 31, 2025, the Company entered into a Common Shares Purchase Agreement (the “ELOC SPA”) with Alpha Capital Anstalt (“Alpha”), relating to a committed equity line of credit. Pursuant to the ELOC SPA, the Company has the right from time to time at its option to sell to Alpha up to $25.0 million of Company common shares, subject to certain conditions and limitations set forth in the ELOC SPA.

The purchase price of the common shares that the Company elects to sell to Alpha pursuant to the ELOC SPA will be 95% of the volume weighted average price of the common shares during the applicable purchase date on which the Company has timely delivered written notice to Alpha directing it to purchase Company common shares under the ELOC SPA.

In connection with the execution of the ELOC SPA, the Company issued a pre-funded warrant to purchase 192,308 common shares at par value as consideration for its irrevocable commitment to purchase the common shares upon the terms and subject to the satisfaction of the conditions set forth in the ELOC SPA.

As of June 30, 2025, no shares have been sold under the ELOC SPA. The Company has reflected the estimated fair value of the pre-funded warrants of $296,154 issued to Alpha in connection with the ELOC SPA as a deferred offering cost and additional paid-in capital which is included in prepaid expenses and other current assets on the accompanying balance sheet as of June 30, 2025. The pre-funded warrants estimated fair value was based on the market price of Company’s common shares of $1.54 on the date issued, since the exercise price is equal to par value or de minimis.

Deemed Dividends

Down Round Provision Triggers

The Company has issued and outstanding Preferred Shares and warrants to purchase common shares that include down round provisions. During the six months ended June 30, 2025, these down-round provisions were triggered twice when the Company sold common shares at $3.10 in January 2025 (the “January 2025 Trigger”) and sold Preferred Shares and common share warrants for $1.65 in March and June 2025 (the “March 2025 Trigger”).

The January 2025 Trigger resulted in the reduction of the conversion price of the 806,452 Preferred Shares issued in October 2024 of $4.96 to $3.10. The reduction in conversion price was applied to all 806,452 Preferred Shares issued in October 2024, even 600,000 Preferred Shares converted into common shares prior to the January 2025 Trigger.

This was due to the Company executing the sale of a securities purchase agreement in December 2024, (December 2024 SPA”) and delays of the closing being caused by the Company. The Company issued 360,000 PPCs to the Preferred Share holder in January 2025 representing the additional common shares to be issued for the reduction of conversion price of $4.96 to $3.10 to the 600,000 shares converted. The common shares issuable pre and post modification of the conversion price was 806,452 and 1,290,323, respectively, or 483,871 additional common shares issuable upon conversion.

Further, the conversion price was further reduced from $3.10 to $1.65 from the March 2025 Trigger when there was 81,452 PPCs remaining unconverted with a stated value of $4.96 resulting in 114,526 additional common shares being issuable upon conversion. The March 2025 Trigger also reduced the exercise price of outstanding warrants issued in October 2024 from $4.25 to $1.65 per share.

The Company determined the incremental value provided to the preferred shareholder for the reduction in the conversion price from $4.96 to $3.10 and $3.10 to $1.65 using a Black-Scholes model to determine the fair value of the Preferred Shares outstanding pre and post modification to the conversion price caused by the January and March 2025 Triggers. Further, the Company determined the incremental value provided to the warrant holders for the reduction in the exercise price from $4.25 to $1.65. The incremental values computed using the Black-Scholes model on the Preferred Shares and warrants was $571,331 and $42,608, respectively, or a total of $613,939. The Black-Scholes model incorporates the following inputs: expected term ..25 – 4.50 years, risk free rate 4.05 – 4.24%, share price $1.54 - $2.06, volatility 121.24%-175.32%, and dividends of 0.00%.

Make Whole Provision

Pursuant to the March 2025 Offering, the Company agreed to a make whole arrangement with Alpha. The Company agreed to issue Alpha 435,000 Preferred Shares to compensate Alpha for the common shares that would have been issued to Alpha under the Debt SPA and December 2024 SPA related to an alleged claim that the Company did not timely honor its price-protection and registration obligations. In return, Alpha would waive any and all liquidated damages arising from such claims. This make whole provision settled on June 27, 2025 with the issuance of 485,000 pre-funded common share warrants with an exercise price equal to par value and Alpha agreed that the issuance fully satisfied any and all claims. Given the nominal exercise price the fair value of the pre-funded warrants was based on the market price of the Company’s common shares on the settlement date of $2.54. The Company recognized a deemed dividend of $1,231,900 for the aggregate value of the pre-funded warrants.

During the six months ended June 30, 2025, the Company has reflected a total of $1,845,839 in deemed dividends for the above transactions which has been presented within shareholders’ equity and increases the net loss available to common shareholders in the computation of loss per share on the statements of operations.

Warrants

During the six months ended June 30, 2025, the Company had the following common share warrant issuances:

●	1,181,818 warrants with an exercise price of $1.80 per share exercisable for five years in the March 2025 SPA

●	192,308 pre-funded warrants as a commitment fee pursuant to an equity line of credit executed with Alpha

●	485,000 pre-funded warrants pursuant to a make whole provision in the March 2025 SPA

The following table summarizes the common share warrant activity for the six-month period ended June 30, 2025:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term
Balance at January 1, 2025	1,598,962	$16.44	3.32
Issuances	1,859,126	1.16
Exercises	(76,817)	1.43
Balance outstanding and exercisable at June 30, 2025	3,381,241	$8.38	3.00

The intrinsic value of exercisable but unexercised in-the-money common share warrants at June 30, 2025 was $5,188,448.

 Option Plan

On December 14, 2021, the Board of Directors adopted the Share Option Plan Regulation 2021 (the “Option Plan”). The purpose of the Option Plan is to retain, attract and motivate management, employees, directors and consultants by providing them with options to purchase common shares. The Board of Directors allocated fifteen percent (15%) of the Company’s fully diluted shares to awards that may be made pursuant to the Option Plan.

The exercise prices, vesting and other restrictions of the awards to be granted under the Option Plan are determined by the Board of Directors, except that no share option may be issued with an exercise price less than the fair market value of the common shares at the date of the grant or have a term in excess of ten years. Options granted under the Option Plan are exercisable in whole or in part at any time subsequent to vesting.

The following table summarizes total share option activity for the six-month period ended June 30, 2025:

	Number of Options	Weighted Average Exercise Price

Balance at December 31, 2024	34,417	$47.14
Granted	–	–
Exercised	–	–
Expired/cancelled	–	–
Balance at June 30, 2025	34,417	$47.14
Options vested and exercisable	24,164

The weighted average remaining contractual life of each of the options outstanding, options vested and exercisable and options expected to vest at June 30, 2025 was 7.1 years.

The following table summarizes unvested share option activity for the six-month period ended June 30, 2025:

	Non-Vested Options	Weighted Average Grant date Fair Value

Balance at December 31, 2024	15,301	$41.11
Granted	–
Vested	5,048
Forfeited	–
Balance at June 30, 2025	10,253	$37.99

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s common shares for those share options that had exercise prices lower than the fair value of the Company’s common shares. The share price as of June 30, 2025, was $2.90 and the aggregate intrinsic value for options outstanding and expected to vest each year was nil. The intrinsic value of exercisable options was nil as the exercise price was greater than the share price.

Share-based compensation expense for the six months ended June 30,2025 and 2024, was $46,248 and $58,570, respectively, and is included in general and administrative expenses. As of June 30, 2025, total unrecognized share-based compensation expense relating to unvested share options was $71,671. This amount is expected to be recognized over a weighted-average period of 1.5 years.